Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
OPERATING ACTIVITIES
Net earnings	$ 890,517	$ 687,264	$ 606,026
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	123,581	125,292	120,692
Amortization of intangibles	8,387	8,142	9,352
Goodwill impairment charge	991	21,537	0
Equity in earnings of affiliates, net of dividends	7,505	13,438	5,246
Provision for deferred income taxes	44,327	19,979	9,800
Loss (gain) on property/equipment sales and plant facilities	80	(5,240)	(1,667)
Non-cash investment activities	(1,287)	(847)	(1,387)
Stock-based compensation expense	17,829	15,717	14,393
Excess tax benefit from stock-based compensation	(47,657)	(22,950)	(24,700)
Changes in operating assets and liabilities, net of acquisitions:
Decrease (increase) in accounts receivable	21,389	22,451	(20,486)
(Increase) decrease in inventories	(12,281)	82,437	(21,645)
Decrease (increase) in prepaid expenses and other current assets	48,656	62,635	11,592
(Decrease) increase in pension and post-retirement benefits	(34,510)	(28,999)	(32,644)
(Decrease) increase in accounts payable and accrued expenses	(74,679)	(7,429)	72,307
Other		(1,435)
NET CASH PROVIDED BY OPERATING ACTIVITIES	992,848	991,992	746,879
INVESTING ACTIVITIES
Sale of business	110,149
Acquisitions of businesses/intangibles	(280,889)	(770,587)	(466,204)
Purchases of property/equipment	(255,524)	(144,063)	(159,138)
Proceeds from sales of property/equipment	6,227	18,501	10,285
Decrease (increase) in investments, equity in affiliates, and other assets	11,078	(4,798)	(1,718)
NET CASH USED IN INVESTING ACTIVITIES	(408,959)	(900,947)	(616,775)
FINANCING ACTIVITIES
Proceeds from short-term debt	245,000	350,000	115,000
Principal payments on short-term debt	(430,000)	(165,000)	(115,000)
Dividends paid on common stock	(296,493)	(250,834)	(203,156)
Share repurchase	(87,885)	(24,928)	(58,937)
Proceeds from exercise of stock options	12,075	10,468	10,523
Excess tax benefit from stock-based compensation	47,657	22,950	24,700
Distribution to noncontrolling interest		(1,581)	(2,500)
Payment to noncontrolling interest		(11,702)
NET CASH USED IN FINANCING ACTIVITIES	(509,646)	(70,627)	(229,370)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(6,339)	(7,353)	(574)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,904	13,065	(99,840)
Cash and cash equivalents at beginning of year	347,239	334,174	434,014
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 415,143	$ 347,239	$ 334,174